Variable Interest Entities (“VIEs”) (Details) - Schedule of Variable Interest Entities - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Variable Interest Entities [Line Items]
Total assets	¥ 424,525	¥ 184,438
Total current liabilities	176,951	64,796
Total liabilities	220,483	81,504
Net revenues	144,024	87,728	¥ 159,181
Operating costs and expenses	(170,787)	(126,620)	(199,230)
Net loss	(37,038)	(23,041)	(33,613)
Net cash generated from (used in) operating activities	¥ (69,861)	¥ (54,828)	¥ 6,120